Cover	May 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2026
Entity File Number	814-01427
Entity Registrant Name	LAFAYETTE SQUARE USA, INC.
Entity Central Index Key	0001849089
Entity Tax Identification Number	87-2807075
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	175 SW 7 St
Entity Address, Address Line Two	Unit 2307
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130-2992
City Area Code	(786)
Local Phone Number	753-7096
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true